Fair values of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Restricted cash			$ 69.4	$ 63.4
Liabilities
Jack-up drilling rigs	$ 2,824.6		2,683.3	$ 2,278.1	$ 783.3
Fair value | Fair Value, Inputs, Level 1
Assets
Cash and cash equivalents	19.2		59.1
Restricted cash	0.0		69.4
Trade receivables	22.9		40.2
Tax retentions receivable	10.5		11.6
Other current assets (excluding deferred costs)	14.9		22.7
Due from related parties	34.9		8.6
Liabilities
Trade payables	20.4		14.1
Accruals and other current liabilities	75.6		99.6
Fair value | Fair Value, Inputs, Level 2
Assets
Forward contracts (note 19)	0.0		27.9
Liabilities
Long-term debt	1,609.8		1,624.0
Forward contracts (see note 19)	0.0		92.2
Fair value | Fair Value, Inputs, Level 3
Liabilities
Guarantee provided	5.9		5.9
Fair value | Fair Value, Inputs, Level 3 | Sale of Atla | Cold Stacked Rig
Liabilities
Jack-up drilling rigs		$ 5.0
Fair value | Fair Value, Inputs, Level 3 | Balder | Cold Stacked Rig
Liabilities
Jack-up drilling rigs		$ 5.0
Carrying value
Assets
Cash and cash equivalents	19.2		59.1
Restricted cash	0.0		69.4
Trade receivables	22.9		40.2
Tax retentions receivable	10.5		11.6
Other current assets (excluding deferred costs)	14.9		22.7
Due from related parties	34.9		8.6
Forward contracts (note 19)	0.0		27.9
Liabilities
Long-term debt	1,906.2		1,709.8
Trade payables	20.4		14.1
Accruals and other current liabilities	75.6		99.6
Forward contracts (see note 19)	0.0		92.2
Guarantee provided	$ 5.9		$ 5.9